STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund

November 30, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6%
Alabama - 1.7%
Black Belt Energy Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2026	4,250,000	[a]	4,208,928
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. F	5.50	12/1/2028	8,000,000	[a]	8,395,562
Black Belt Energy Gas District, Revenue Bonds (Project No.6) Ser. B	4.00	12/1/2026	15,000,000	[a]	14,855,040
Southeast Energy Authority, Revenue Bonds, Ser. B1	5.00	8/1/2028	5,000,000	[a]	5,134,336
				32,593,866
Alaska - .2%
Alaska Housing Finance Corp., Revenue Bonds, Ser. A	3.00	6/1/2051	4,910,000		4,706,559
Arizona - 2.8%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund LLC Obligated Group) Ser. A	4.00	11/1/2049	2,000,000		1,778,872
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund LLC Obligated Group) Ser. A	5.00	11/1/2035	850,000		904,133
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund LLC Obligated Group) Ser. A	5.00	11/1/2034	1,000,000		1,068,955
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund LLC Obligated Group) Ser. A	5.00	11/1/2033	900,000		968,157
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities LLC) Ser. A	5.00	1/1/2025	650,000		592,898
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities LLC) Ser. A	5.00	1/1/2027	525,000		458,138
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities LLC) Ser. A	5.00	1/1/2029	675,000		562,380

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Arizona - 2.8% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities LLC) Ser. A	5.00	1/1/2028	1,000,000		855,408
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities LLC) Ser. A	5.00	1/1/2026	600,000		541,391
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2035	795,000		688,563
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2036	820,000		699,170
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2034	770,000		678,851
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2034	15,935,000		17,718,397
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2035	3,050,000		3,221,238
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2034	10,000,000		10,622,552
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2035	6,000,000		6,529,670
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2029	5,000,000		5,554,696
				53,443,469
California - 7.6%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,500,000		1,537,100
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. A	2.63	4/1/2026	10,000,000	[a]	9,799,763
California, GO	5.25	9/1/2029	10,000,000		10,203,937
California, GO	5.25	10/1/2039	5,000,000		5,319,126
California, GO, Refunding	3.00	9/1/2030	8,785,000		8,810,484
California, GO, Refunding	5.00	9/1/2031	3,000,000		3,533,041
California, GO, Refunding	5.00	9/1/2031	6,505,000		7,660,811

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
California - 7.6% (continued)
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	300,000		317,673
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	250,000		263,448
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	5.00	11/15/2049	5,375,000		5,445,885
California Health Facilities Financing Authority, Revenue Bonds (Lucile Salter Packard Children's Hospital at Stanford Obligated Group)	4.00	11/15/2047	1,120,000		1,085,842
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group) Ser. A	4.00	3/1/2033	6,990,000		6,992,898
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children's Hospital of Orange County Obligated Group)	3.00	11/1/2036	1,250,000		1,089,866
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Stanford Health Care Obligated Group)	3.00	8/15/2025	255,000	[a]	254,821
California Infrastructure & Economic Development Bank, Revenue Bonds, Ser. A	4.00	10/1/2026	8,275,000	[b]	8,697,981
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2033	235,000		229,450
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2032	225,000		220,143
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2031	315,000		311,028
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2036	385,000		364,605
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2034	250,000		241,210
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2035	315,000		302,127

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
California - 7.6% (continued)
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing Corp.)	4.00	1/1/2031	500,000		535,454
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing Corp.)	4.00	1/1/2029	425,000		449,605
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing Corp.)	4.00	1/1/2028	470,000		493,624
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	9,080,000	[b]	9,197,613
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	10,000,000		7,672,092
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2027	3,500,000	[b]	3,856,238
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2028	1,000,000	[b]	1,126,015
Los Angeles Department of Airports, Revenue Bonds (Green Bond) Ser. G	5.00	5/15/2031	5,875,000		6,505,063
Los Angeles Department of Airports, Revenue Bonds, Refunding (P3 Project)	5.00	5/15/2031	1,620,000		1,782,542
Los Angeles Department of Airports, Revenue Bonds, Refunding (P3 Project)	5.00	5/15/2032	2,840,000		3,113,692
Los Angeles Department of Airports, Revenue Bonds, Refunding (P3 Project)	5.00	5/15/2033	2,055,000		2,244,735
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2026	1,500,000		1,583,180
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2025	1,240,000		1,293,427
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. H	5.00	5/15/2031	4,470,000		4,949,384
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)	0.00	8/1/2033	4,000,000	[c]	2,705,202
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.25	6/1/2023	5,000,000	[b]	5,069,662

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
California - 7.6% (continued)
Sacramento County Water Financing Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. B, 3 Month LIBOR x0.67 +0.55%	2.62	6/1/2034	8,000,000	[d]	7,498,267
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2024	4,375,000		4,484,460
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. G	5.00	5/1/2027	5,045,000		5,318,658
Santa Maria Joint Union High School District, GO	3.00	8/1/2040	2,390,000		1,982,701
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2037	2,000,000		2,093,667
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2034	500,000		528,942
				147,165,462
Colorado - 1.4%
Colorado, COP, Ser. A	4.00	12/15/2036	3,000,000		3,055,796
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (LOC; JPMorgan Chase Bank NA) Ser. D6	1.05	9/1/2038	400,000	[e]	400,000
Colorado Energy Public Authority, Revenue Bonds	6.13	11/15/2023	1,275,000		1,304,330
Colorado Housing & Finance Authority, Revenue Bonds (Insured; Government National Mortgage Association) Ser. F	4.25	11/1/2049	3,310,000		3,335,012
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	3,645,000		3,623,798
Denver City & County Airport System, Revenue Bonds, Ser. A	5.00	11/15/2033	5,000,000		5,050,760
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2040	1,450,000		1,465,397
Regional Transportation District, COP, Refunding	5.00	6/1/2031	1,710,000		1,897,356
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners LLC) Ser. A	5.00	1/15/2032	1,300,000		1,393,906

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Colorado - 1.4% (continued)
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners LLC) Ser. A	5.00	7/15/2032	1,905,000	2,039,951
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners LLC) Ser. A	5.00	1/15/2029	1,400,000	1,485,412
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners LLC) Ser. A	5.00	1/15/2030	1,000,000	1,068,227
				26,119,945
Connecticut - 1.3%
Connecticut, GO, Refunding, Ser. A	4.50	3/15/2033	3,700,000	3,796,640
Connecticut, GO, Ser. B	4.00	1/15/2037	4,425,000	4,485,226
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. M	4.00	7/1/2038	1,045,000	1,023,553
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	3.25	7/1/2035	1,785,000	1,588,880
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	4.00	7/1/2035	4,000,000	3,832,866
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2034	6,215,000	6,670,159
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D1	4.00	11/15/2047	950,000	950,567
Windsor, GO, Refunding	2.00	6/15/2030	1,420,000	1,258,060
Windsor, GO, Refunding	2.00	6/15/2029	1,420,000	1,287,608
				24,893,559
Delaware - .4%
Delaware River & Bay Authority, Revenue Bonds, Refunding	5.00	1/1/2034	1,180,000	1,358,845
Delaware River & Bay Authority, Revenue Bonds, Refunding	5.00	1/1/2033	1,100,000	1,277,443
University of Delaware, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2023	5,440,000	[b] 5,497,001
				8,133,289

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
District of Columbia - 2.7%
District of Columbia, Revenue Bonds, Refunding (Friendship Public Charter School Inc.)	5.00	6/1/2036	3,200,000	3,248,815
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2037	4,925,000	5,082,333
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2042	5,955,000	6,072,620
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. B	5.00	7/1/2037	1,010,000	1,042,265
District of Columbia, Revenue Bonds, Refunding, Ser. C	5.00	12/1/2036	10,000,000	11,594,591
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2027	10,000,000	10,683,543
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2036	1,250,000	1,202,160
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2038	1,000,000	946,992
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2028	5,080,000	5,471,403
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	7,000,000	7,411,949
				52,756,671
Florida - 3.8%
Broward County Tourist Development, Revenue Bonds, Refunding	4.00	9/1/2036	5,000,000	5,105,194
Florida Department of Transportation Turnpike System, Revenue Bonds, Refunding, Ser. C	4.50	7/1/2040	8,710,000	8,744,243
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2035	1,000,000	1,022,612
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Lucie Project) Ser. B	5.00	10/1/2030	1,100,000	1,198,418
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Lucie Project) Ser. B	5.00	10/1/2029	1,300,000	1,424,276

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Florida - 3.8% (continued)
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Lucie Project) Ser. B	5.00	10/1/2027	1,650,000		1,798,037
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2033	3,610,000		3,361,400
Miami-Dade County, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	10,000,000		10,113,253
Miami-Dade County Educational Facilities Authority, Revenue Bonds, Refunding (University of Miami) (Insured; American Municipal Bond Assurance Corp.) Ser. B	5.25	4/1/2028	8,360,000		9,143,076
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	5,000,000		5,240,212
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2025	3,000,000		3,145,787
Orange County School Board, COP, Refunding, Ser. C	5.00	8/1/2025	10,000,000	[b]	10,598,888
Palm Beach County School District, COP, Ser. B	5.25	8/1/2036	5,400,000		6,167,810
Tampa Sports Authority, Revenue Bonds, Refunding	5.00	1/1/2024	90,000		91,743
The Miami-Dade County School Board, COP, Refunding, Ser. A	5.00	5/1/2032	5,475,000		5,668,638
				72,823,587
Georgia - 2.0%
DeKalb County Water & Sewerage, Revenue Bonds, Ser. A	5.25	10/1/2036	3,500,000		3,504,901
Main Street Natural Gas Inc., Revenue Bonds, Ser. A	5.00	5/15/2027	2,500,000		2,575,534
Main Street Natural Gas Inc., Revenue Bonds, Ser. A	5.00	5/15/2029	4,940,000		5,134,531
Main Street Natural Gas Inc., Revenue Bonds, Ser. A	5.00	5/15/2028	2,510,000		2,598,318
Main Street Natural Gas Inc., Revenue Bonds, Ser. A	5.00	5/15/2026	3,000,000		3,083,379
Main Street Natural Gas Inc., Revenue Bonds, Ser. A	6.38	7/15/2038	1,335,000		0
Main Street Natural Gas Inc., Revenue Bonds, Ser. A	4.00	9/1/2027	10,000,000	[a]	10,022,899
Main Street Natural Gas Inc., Revenue Bonds, Ser. B	5.00	6/1/2029	5,200,000	[a]	5,367,090

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Georgia - 2.0% (continued)
The Development Authority of Burke County, Revenue Bonds, Refunding (Georgia Power Co.)	2.88	8/19/2025	5,650,000	[a] 5,576,961
				37,863,613
Hawaii - .2%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2038	2,200,000	2,332,169
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,420,000	1,548,142
				3,880,311
Idaho - .1%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Ltd. Obligated Group)	4.00	3/1/2034	400,000	403,918
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Ltd. Obligated Group)	4.00	3/1/2033	575,000	581,077
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Ltd. Obligated Group)	4.00	3/1/2035	275,000	275,145
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Ltd. Obligated Group)	5.00	3/1/2030	500,000	556,957
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Ltd. Obligated Group)	5.00	3/1/2031	400,000	449,880
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Ltd. Obligated Group)	5.00	3/1/2032	400,000	452,920
				2,719,897
Illinois - 10.1%
Chicago II, GO, Refunding, Ser. 2005D	5.50	1/1/2037	10,010,000	10,090,161
Chicago II, GO, Refunding, Ser. 2007F	5.50	1/1/2035	3,750,000	3,781,951
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2034	10,000,000	10,019,746
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	3,000,000	3,052,346
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	8,000,000	8,178,559
Chicago II, GO, Ser. A	5.00	1/1/2026	3,000,000	3,041,919
Chicago II, GO, Ser. A	5.00	1/1/2024	4,500,000	4,538,843
Chicago Il, GO, Refunding, Ser. A	5.75	1/1/2034	3,585,000	3,670,387

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Illinois - 10.1% (continued)
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	2,110,000	2,184,488
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	3,000,000	3,070,970
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2037	3,000,000	3,181,573
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2033	1,000,000	1,030,819
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2038	5,000,000	5,155,059
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2035	2,000,000	2,198,850
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2036	2,000,000	2,192,252
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2037	2,350,000	2,551,121
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2034	10,210,000	10,106,903
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2032	1,000,000	1,006,163
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2036	5,240,000	4,968,783
Chicago Park District, GO, Refunding, Ser. D	4.00	1/1/2032	960,000	965,916
Chicago Park District, GO, Refunding, Ser. E	4.00	1/1/2034	1,760,000	1,742,228
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2026	975,000	1,020,642
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2028	1,550,000	1,663,042
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2030	1,700,000	1,861,729
Cook County Community Consolidated School District No. 34, GO, Ser. A	3.00	12/1/2036	6,265,000	5,647,196
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2029	1,480,000	1,569,397

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Illinois - 10.1% (continued)
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2030	1,220,000		1,296,510
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2031	1,000,000		1,056,994
Cook County II, GO, Refunding, Ser. A	5.00	11/15/2029	3,750,000		4,174,882
Cook County ll, Revenue Bonds, Refunding	5.00	11/15/2033	6,050,000		6,447,387
DuPage & Cook Counties Township High School District No. 86 , GO	4.00	1/15/2035	5,205,000		5,312,781
Illinois, GO	5.50	1/1/2030	1,855,000		2,019,348
Illinois, GO, Refunding	5.00	2/1/2026	5,000,000		5,168,732
Illinois, GO, Refunding	5.00	8/1/2023	10,030,000		10,138,516
Illinois, GO, Refunding, Ser. A	5.00	10/1/2025	4,000,000		4,125,285
Illinois, GO, Refunding, Ser. A	5.00	10/1/2023	1,200,000		1,215,844
Illinois, GO, Refunding, Ser. A	5.00	10/1/2024	2,000,000		2,051,551
Illinois, GO, Ser. A	5.00	3/1/2031	480,000		510,687
Illinois, GO, Ser. A	5.00	3/1/2032	2,045,000		2,169,602
Illinois, GO, Ser. A	5.00	3/1/2030	5,750,000		6,093,627
Illinois, GO, Ser. D	5.00	11/1/2028	10,120,000		10,557,084
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2025	3,225,000		3,406,299
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2026	4,290,000		4,623,017
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2024	5,030,000		5,211,116
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2	5.00	11/15/2026	3,000,000	[a]	3,166,360
Illinois Toll Highway Authority, Revenue Bonds, Refunding	5.00	1/1/2030	1,875,000		2,131,474
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	2,010,000		2,156,564
Kane Cook & DuPage Counties Community College District No. 509, GO, Refunding	3.00	12/15/2032	5,000,000		4,962,366
Kendall County Forest Preserve District, GO, Refunding (Insured; Build America Mutual)	4.00	1/1/2027	2,270,000		2,319,807

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Illinois - 10.1% (continued)
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2037	3,530,000		3,749,564
Schaumburg ll, GO, Ser. A	4.00	12/1/2028	1,220,000		1,276,382
				193,832,822
Indiana - 1.0%
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2028	775,000		827,756
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2027	740,000		785,873
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. B	2.10	11/1/2026	2,700,000	[a]	2,595,236
Whiting, Revenue Bonds, Refunding (BP Products North America Inc.)	5.00	6/5/2026	14,430,000	[a]	14,821,842
				19,030,707
Iowa - .3%
PEFA Inc., Revenue Bonds (Gas Project)	5.00	9/1/2026	5,150,000	[a]	5,276,719
Kentucky - 3.2%
Kentucky Bond Development Corp., Revenue Bonds (Insured; Build America Mutual)	5.00	9/1/2029	2,395,000		2,695,118
Kentucky Bond Development Corp., Revenue Bonds (Insured; Build America Mutual)	5.00	9/1/2028	2,275,000		2,529,424
Kentucky Property & Building Commission, Revenue Bonds (Project No. 112) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	2/1/2028	5,150,000		5,468,325
Kentucky Property & Building Commission, Revenue Bonds (Project No. 112) Ser. A	5.00	2/1/2031	3,000,000		3,174,253
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project No. 112) Ser. B	5.00	11/1/2025	7,475,000		7,929,477
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	6/1/2025	8,000,000	[a]	7,953,006
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	10,325,000	[a]	10,298,138
Kentucky Public Energy Authority, Revenue Bonds, Ser. C1	4.00	6/1/2025	16,500,000	[a]	16,403,074

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Kentucky - 3.2% (continued)
Kentucky Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	5,000,000	5,347,287
				61,798,102
Louisiana - .2%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. A	1.30	2/1/2028	5,000,000	[a] 4,285,683
Maine - .4%
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	4.00	10/1/2035	5,255,000	5,365,692
Maine Turnpike Authority, Revenue Bonds, Refunding	5.00	7/1/2037	1,200,000	1,357,657
				6,723,349
Maryland - 1.2%
Howard County Housing Commission, Revenue Bonds, Refunding, Ser. A	1.20	6/1/2027	2,000,000	1,829,113
Maryland Community Development Administration, Revenue Bonds, Refunding, Ser. B	4.00	9/1/2049	2,650,000	2,652,183
Maryland Department of Transportation, Revenue Bonds, Refunding, Ser. 2022B	5.00	12/1/2029	2,000,000	2,296,783
Maryland Department of Transportation, Revenue Bonds, Refunding, Ser. 2022B	5.00	12/1/2028	2,250,000	2,541,635
Maryland Department of Transportation, Revenue Bonds, Refunding, Ser. 2022B	5.00	12/1/2027	2,250,000	2,499,089
Montgomery County, GO, Refunding, Ser. A	5.00	11/1/2024	10,000,000	[b] 10,457,450
				22,276,253
Massachusetts - 1.3%
Massachusetts, GO, Ser. C	5.00	10/1/2035	10,000,000	11,576,275
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College)	5.00	1/1/2035	2,000,000	2,031,871
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2033	5,000,000	5,089,721
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2031	620,000	661,550
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2032	770,000	817,866

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Massachusetts - 1.3% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2033	800,000		845,116
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2030	700,000		749,859
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000		1,033,127
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	1,010,000		1,041,284
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2034	1,000,000		1,036,408
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding, Ser. A	5.75	8/1/2029	380,000		380,931
				25,264,008
Michigan - 1.3%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2032	1,000,000		1,026,703
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2031	1,000,000		1,027,637
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2029	1,350,000		1,390,049
Lakeview School District, GO (LOC; TD Bank NA) Ser. B	1.83	5/1/2032	2,100,000	[e]	2,100,000
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2028	2,500,000		2,584,349
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2026	1,875,000		1,940,620

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Michigan - 1.3% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D2	5.00	7/1/2026	2,500,000	2,587,493
Michigan Finance Authority, Revenue Bonds, Refunding (McLaren Health Care Corp. Obligated Group) Ser. D2	1.20	4/13/2028	5,000,000	[a] 4,419,800
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Corp. Obligated Group)	4.00	12/1/2036	3,000,000	2,993,605
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Corp. Obligated Group)	4.00	12/1/2035	2,500,000	2,509,579
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2033	925,000	1,035,665
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2031	850,000	962,917
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2029	600,000	671,157
				25,249,574
Minnesota - .2%
Minneapolis, Revenue Bonds (Allina Health System Obligated Group)	4.00	11/15/2038	2,405,000	2,360,329
Minnesota Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. B	4.00	7/1/2047	610,000	610,603
				2,970,932
Missouri - 1.2%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2030	2,000,000	2,195,435
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2031	2,100,000	2,316,226

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Missouri - 1.2% (continued)
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2032	2,200,000		2,431,853
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2029	1,700,000		1,852,721
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2026	1,000,000		1,057,455
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2027	1,400,000		1,497,634
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2028	1,655,000		1,788,470
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2035	2,000,000		2,008,344
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2034	3,500,000		3,536,663
Ladue School District, GO	2.00	3/1/2032	5,000,000		4,303,561
The Missouri Health & Educational Facilities Authority, Revenue Bonds (The Washington University) Ser. B	1.00	3/1/2040	400,000	[e]	400,000
				23,388,362
Montana - .2%
Montana Board of Housing, Revenue Bonds, Ser. A2	3.50	6/1/2044	1,640,000		1,630,534
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2027	500,000		543,089
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2031	1,000,000		1,137,951

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Montana - .2% (continued)
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2029	1,200,000	1,337,926
				4,649,500
Nebraska - .3%
Central Plains Energy, Revenue Bonds, Refunding (Central Plains Energy Project)	4.00	8/1/2025	5,000,000	[a] 5,019,818
Nevada - 1.3%
Clark County School District, GO (Insured; Build America Mutual) Ser. B	5.00	6/15/2028	10,005,000	11,088,133
Las Vegas Valley Water District, GO, Refunding, Ser. C	4.00	6/1/2036	6,295,000	6,540,514
Nevada, GO, Refunding, Ser. A	3.00	5/1/2035	4,755,000	4,450,329
Nevada Housing Division, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.00	4/1/2049	2,125,000	2,126,675
				24,205,651
New Jersey - 6.0%
Fair Lawn, GO	2.00	9/1/2032	1,580,000	1,332,553
Fair Lawn, GO	2.00	9/1/2031	1,315,000	1,141,913
Fair Lawn, GO	2.00	9/1/2029	2,215,000	2,019,965
Hudson County, GO, Refunding	3.00	11/15/2032	11,700,000	11,162,928
Morris County, GO	2.00	2/1/2031	4,315,000	3,710,856
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	3.00	6/1/2032	5,000,000	4,765,118
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. N1	5.50	9/1/2023	10,000,000	10,199,818
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	4.00	6/15/2034	1,000,000	1,002,424
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2029	1,000,000	1,098,246
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2033	2,185,000	2,396,346
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2024	1,000,000	1,034,368

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
New Jersey - 6.0% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2025	1,060,000	1,117,561
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2026	1,000,000	1,073,331
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2031	1,725,000	1,869,013
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	6/15/2025	4,245,000	4,527,767
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2028	5,000,000	5,482,096
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2036	2,500,000	2,683,086
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2034	2,500,000	2,741,366
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2035	2,000,000	2,164,887
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2044	10,050,000	10,071,918
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2035	1,000,000	1,071,423
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2037	1,500,000	1,579,781
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2036	3,000,000	3,190,473
Ocean City, GO, Refunding	3.00	9/15/2031	5,000,000	4,842,549
Perth Amboy, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	3/15/2030	1,725,000	1,948,682
Perth Amboy, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	3/15/2028	1,500,000	1,647,372
Sussex County, GO, Refunding	2.00	6/15/2030	1,945,000	1,731,378
Sussex County, GO, Refunding	2.00	6/15/2029	1,945,000	1,763,660

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
New Jersey - 6.0% (continued)
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2034	8,000,000		8,256,378
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	12,000,000		12,441,360
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	6,000,000		6,239,798
				116,308,414
New Mexico - .1%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	3/1/2053	1,990,000		1,905,361
New York - 16.8%
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	5,000,000		5,373,537
Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. A	5.00	11/15/2035	10,000,000		10,598,423
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2038	8,445,000		8,993,952
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	10,000,000	[a]	10,200,731
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/15/2027	2,365,000		2,484,189
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B1	5.00	11/15/2036	5,000,000		5,236,898
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B2	5.25	11/15/2033	10,285,000		11,287,923
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2026	10,185,000		10,701,287
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2034	2,500,000		2,557,107
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2031	7,400,000		7,630,092
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2037	1,580,000		1,604,258

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
New York - 16.8% (continued)
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2031	10,000,000		10,237,848
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000		5,001,342
New York City, GO (LOC; Mizuho Bank Ltd.) Ser. A2	1.05	10/1/2038	3,100,000	[e]	3,100,000
New York City, GO, Ser. D1	4.00	3/1/2042	1,500,000		1,470,275
New York City, GO, Ser. F1	3.00	3/1/2035	3,000,000		2,749,300
New York City, GO, Ser. F5	0.98	6/1/2044	10,000,000	[e]	10,000,000
New York City Housing Development Corp., Revenue Bonds	2.15	11/1/2028	1,290,000		1,192,645
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	3,000,000		2,960,392
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.25	7/3/2023	10,000,000	[b]	10,160,958
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2028	1,350,000		1,470,134
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2029	2,000,000		2,202,093
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	1.05	6/15/2045	400,000	[e]	400,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD	4.50	6/15/2039	1,000,000		1,011,193
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. F1A	1.81	6/15/2035	600,000	[e]	600,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. A2	5.00	8/1/2035	5,295,000		5,701,649
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	5.25	8/1/2037	10,000,000		10,960,098
New York City Transitional Finance Authority, Revenue Bonds, Ser. E1	5.00	2/1/2037	5,000,000		5,219,726

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
New York - 16.8% (continued)
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	15,400,000	[f]	14,556,222
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project)	5.15	11/15/2034	3,500,000	[f]	3,478,318
New York Liberty Development Corp., Revenue Bonds, Refunding (Green Bond) Ser. A	1.45	11/15/2029	5,000,000		4,108,394
New York Liberty Development Corp., Revenue Bonds, Refunding, Ser. 1WTC	3.00	2/15/2042	5,000,000		3,899,490
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2034	7,500,000		7,802,809
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2038	5,000,000		5,041,822
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2039	4,900,000		4,909,210
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2033	7,000,000		7,430,796
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2038	8,815,000		9,340,067
New York State Dormitory Authority, Revenue Bonds, Ser. B	5.00	2/15/2033	10,000,000		10,432,864
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 189	3.25	4/1/2025	1,000,000		998,707
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 220	2.40	10/1/2034	10,545,000		8,836,578
New York State Mortgage Agency, Revenue Bonds, Ser. 223	2.65	10/1/2034	7,020,000		6,015,689
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2046	3,405,000		3,667,453
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines Inc.)	5.00	1/1/2024	20,000,000		20,110,166
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000		2,483,481

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
New York - 16.8% (continued)
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2041	2,000,000		2,004,353
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 207	5.00	9/15/2024	10,000,000		10,302,580
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 23	5.00	8/1/2041	730,000		801,341
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 23	5.00	8/1/2042	700,000		766,828
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 23	5.00	8/1/2040	1,000,000		1,103,894
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 23	5.00	8/1/2038	700,000		780,548
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 23	5.00	8/1/2039	840,000		932,153
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 234	5.25	8/1/2047	5,000,000		5,323,921
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2032	195,000		210,381
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2033	200,000		214,515
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2031	225,000		244,488
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2029	75,000		80,871
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2030	175,000		189,838
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	0.00	11/15/2029	10,000,000	[c]	7,770,551

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
New York - 16.8% (continued)
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	3.00	5/15/2032	5,000,000		4,867,599
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C1A	5.00	5/15/2040	3,480,000		3,810,870
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2031	1,625,000		1,767,813
TSASC Inc., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	5,000,000		5,042,561
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. TE -1	5.00	12/15/2038	10,535,000		12,141,621
Webster Central School District, GO, Refunding (Insured; State Aid Withholding)	2.00	6/15/2030	1,180,000		1,058,419
				323,633,261
North Carolina - .6%
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	3,400,000		3,708,033
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2032	3,780,000		4,131,503
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group)	5.00	12/1/2031	4,000,000	[a]	4,441,456
				12,280,992
Ohio - 1.4%
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2034	1,000,000		1,123,587
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2032	735,000		838,518
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2037	695,000		686,410
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	5.00	8/1/2036	500,000		530,132
Ohio Air Quality Development Authority, Revenue Bonds (Ohio Valley Electric Corp.)	2.60	10/1/2029	2,500,000	[a]	2,230,144
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	3,205,000		2,871,906

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Ohio - 1.4% (continued)
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2037	4,835,000		4,484,677
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.50	3/1/2047	945,000		954,728
Ohio Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D	4.00	3/1/2047	1,930,000		1,931,892
The University of Akron, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	5,000,000		5,166,571
Wadsworth School District, GO	3.00	12/1/2045	2,040,000		1,579,683
Wadsworth School District, GO	4.00	12/1/2056	1,500,000		1,423,529
Warrensville Heights City School District, GO, Refunding (Insured; Build America Mutual)	5.00	12/1/2044	600,000		617,818
Warrensville Heights City School District, GO, Refunding (Insured; Build America Mutual)	5.00	12/1/2024	1,440,000	[b]	1,506,023
				25,945,618
Oklahoma - .2%
Oklahoma, GO	2.00	3/1/2029	5,190,000		4,744,404
Oregon - 1.5%
Oregon Housing & Community Services Department, Revenue Bonds, Ser. A	4.00	1/1/2047	1,270,000		1,271,192
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2037	13,635,000		14,090,357
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2033	11,435,000		11,925,533
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Salem Health Project) Ser. A	5.00	5/15/2038	2,095,000		2,205,727
				29,492,809
Pennsylvania - 6.3%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University of the Holy Spirit) Ser. 20	5.00	3/1/2029	1,005,000	[g]	1,101,781
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2028	1,715,000		1,879,298

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Pennsylvania - 6.3% (continued)
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2030	1,300,000		1,457,755
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2029	1,465,000		1,624,510
Chester County Health & Education Facilities Authority, Revenue Bonds, Refunding (Main Line Health System Inc. Obligated Group) Ser. A	4.00	10/1/2037	2,105,000		2,099,616
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	3,500,000		3,820,127
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2030	4,000,000		4,375,823
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000		895,153
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	5,010,000	[a]	5,298,053
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2030	5,000,000	[a]	5,448,939
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,155,000		1,148,827
Pennsylvania, GO	3.00	5/15/2035	8,000,000		7,363,160
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2036	3,750,000		3,719,106
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2035	6,000,000		5,979,587
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	5/1/2030	1,795,000		2,007,246
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2032	1,355,000		1,397,797
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2031	2,505,000		2,602,624

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Pennsylvania - 6.3% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ser. AT1	5.00	6/15/2029	5,000,000	5,312,353
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	4,690,000	4,602,985
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	4.00	10/1/2046	945,000	945,946
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 118B	3.80	10/1/2035	3,000,000	2,889,052
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B2	5.00	6/1/2033	10,000,000	10,826,866
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 2nd	5.00	12/1/2038	10,000,000	10,653,757
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 3	5.00	12/1/2031	5,000,000	5,476,447
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2029	7,925,000	8,397,485
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2038	4,515,000	4,521,658
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2039	2,840,000	2,835,663
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,125,000	1,167,303
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2029	1,000,000	1,082,407
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2025	850,000	889,535
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2028	1,000,000	1,075,219
State Public School Building Authority, Revenue Bonds, Refunding (The Philadelphia School District) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2031	5,000,000	5,250,090

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Pennsylvania - 6.3% (continued)
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2027	500,000	538,184
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2026	500,000	532,678
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2024	600,000	622,974
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2025	500,000	526,063
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2028	1,000,000	1,072,614
				121,438,681
Rhode Island - 1.6%
Rhode Island, GO, Ser. A	5.00	8/1/2038	14,075,000	16,065,126
Rhode Island Health & Educational Building Corp., Revenue Bonds (Providence College)	5.00	11/1/2047	2,045,000	2,152,536
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College) Ser. B	5.00	11/1/2032	405,000	457,732
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College) Ser. B	5.00	11/1/2033	435,000	488,514
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Insured; Government National Mortgage Association) Ser. 70	4.00	10/1/2049	3,130,000	3,132,669
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Ser. 76A	3.00	10/1/2051	5,880,000	5,631,947
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Ser. 76A	5.00	10/1/2026	300,000	323,250
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Ser. 76A	5.00	4/1/2029	535,000	593,560
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Ser. 76A	5.00	4/1/2027	500,000	542,284
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Ser. 76A	5.00	10/1/2028	525,000	579,710
				29,967,328

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
South Carolina - 1.1%
Patriots Energy Group Financing Agency, Revenue Bonds, Ser. A	4.00	2/1/2024	5,000,000	[a]	5,018,659
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2037	2,750,000		2,685,462
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	5.00	12/1/2033	3,750,000		4,088,787
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2032	1,340,000		1,472,306
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2033	1,400,000		1,532,362
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2031	2,245,000		2,453,646
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2029	1,705,000		1,843,417
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2030	2,140,000		2,321,477
				21,416,116
South Dakota - .1%
Educational Enhancement Funding Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2023	500,000	[b]	506,029
Educational Enhancement Funding Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2023	1,800,000	[b]	1,821,704
				2,327,733
Tennessee - 1.9%
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	1.08	7/1/2038	200,000	[e]	200,000
Nashville & Davidson County Health & Educational Metropolitan Government, Revenue Bonds (Vanderbilt University Medical Center Obligated Group)	5.00	7/1/2031	5,000,000		5,422,152
Nashville & Davidson County Metropolitan Government, GO, Refunding	2.50	1/1/2029	5,000,000		4,793,962
Nashville & Davidson County Metropolitan Government, GO, Ser. B	4.00	1/1/2031	10,000,000		10,635,006
Tennessee Housing Development Agency, Revenue Bonds, Ser. 1B	3.50	1/1/2047	805,000		799,547

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Tennessee - 1.9% (continued)
Tennessee Housing Development Agency, Revenue Bonds, Ser. 2B	4.00	1/1/2042	730,000	730,710
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2026	1,900,000	1,991,080
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2027	1,800,000	1,907,162
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2039	6,000,000	6,256,239
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2028	2,870,000	3,069,703
				35,805,561
Texas - 8.8%
Arlington, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	4,180,000	4,358,722
Austin Airport System, Revenue Bonds, Refunding	5.00	11/15/2025	5,000,000	5,223,959
Bexar County, Revenue Bonds, Refunding (Tax Exempt Venue Project)	5.00	8/15/2027	1,110,000	1,183,571
Central Texas Regional Mobility Authority, BAN, Ser. F	5.00	1/1/2025	3,500,000	3,589,145
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	5.00	8/15/2023	295,000	298,928
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2028	1,210,000	1,329,040
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2035	1,100,000	1,127,864
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2033	1,110,000	1,153,773
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2037	1,000,000	977,790
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2038	1,000,000	974,448
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2036	1,000,000	984,406
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2028	2,220,000	2,248,287

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Texas - 8.8% (continued)
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2035	2,000,000		1,977,024
Dallas Hotel Occupancy, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	8/15/2038	1,000,000		1,001,666
Danbury Higher Education Authority Inc., Revenue Bonds, Ser. A	4.00	8/15/2049	1,500,000		1,224,776
Danbury Higher Education Authority Inc., Revenue Bonds, Ser. A	4.75	8/15/2034	1,000,000		1,000,069
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.00	3/1/2036	4,330,000		3,906,840
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.00	3/1/2035	4,310,000		3,949,138
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds (Memorial Hermann Health System Obligated Group)	5.00	12/1/2026	10,795,000	[a]	11,504,479
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Texas Children's Hospital Obligated Group)	5.00	10/1/2031	5,000,000	[a]	5,618,403
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2037	1,545,000		1,435,839
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2038	1,855,000		1,710,489
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2034	500,000		519,604
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2035	700,000		725,346
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2036	1,000,000		1,033,518
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2033	500,000		521,820
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2029	250,000		263,655
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2028	100,000		104,996
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	500,000		527,595
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2032	300,000		314,732

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Texas - 8.8% (continued)
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2031	485,000		511,464
Houston, GO, Refunding, Ser. A	3.00	3/1/2037	2,305,000		2,004,987
Houston, GO, Refunding, Ser. A	3.00	3/1/2036	1,500,000		1,328,679
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2036	2,000,000		1,949,180
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2035	1,145,000		1,124,230
Houston Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,225,000		1,314,681
Houston Texas Combined Utility System, Revenue Bonds, Refunding, Ser. B	4.50	11/15/2038	16,540,000		16,881,336
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2026	1,750,000		1,873,331
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2028	1,350,000		1,477,752
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2027	1,720,000		1,865,536
North Texas Tollway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2034	5,015,000		5,174,219
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	8,650,000		9,167,681
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	3,000,000		3,123,621
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	1,875,000		1,978,000
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	5,000,000		5,010,323
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2030	1,750,000		1,846,275
Southwest Higher Education Authority Inc., Revenue Bonds, Refunding (Southern Methodist University)	5.00	10/1/2029	5,000,000		5,316,453
Southwest Higher Education Authority Inc., Revenue Bonds, Refunding (Southern Methodist University)	5.00	10/1/2028	4,500,000		4,794,838
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A	5.00	7/1/2032	2,750,000	[a]	3,000,131

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Texas - 8.8% (continued)
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Methodist Hospitals of Dallas Obligated Group)	5.00	10/1/2037	1,475,000		1,599,286
Texas, GO, Ser. A	1.92	6/1/2045	2,600,000	[e]	2,600,000
Texas, GO, Ser. A	1.95	6/1/2044	2,000,000	[e]	2,000,000
Texas, GO, Ser. B	1.95	12/1/2041	5,100,000	[e]	5,100,000
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2026	1,150,000		1,184,057
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2029	4,435,000		4,621,146
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2032	1,490,000		1,560,930
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group LLC)	4.00	12/31/2035	1,250,000		1,183,783
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group LLC)	4.00	6/30/2035	1,330,000		1,265,799
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group LLC)	4.00	12/31/2033	1,215,000		1,172,281
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group LLC)	4.00	6/30/2033	2,750,000		2,665,450
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group LLC)	4.00	12/31/2034	1,500,000		1,435,990
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group LLC)	4.00	6/30/2034	1,500,000		1,444,813
Texas Water Development Board, Revenue Bonds	4.50	10/15/2037	5,700,000		6,200,477
University of Houston, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	5,000,000		5,304,579
				169,871,230

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
U.S. Related - .4%
Antonio B Won Pat International Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.50	10/1/2023	1,000,000	[b]	1,023,878
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000		2,060,418
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	2,000,000		2,065,124
Puerto Rico, GO, Ser. A	0.00	7/1/2024	6,607	[c]	6,071
Puerto Rico, GO, Ser. A	0.00	7/1/2033	25,549	[c]	14,024
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	15,316		12,801
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	17,845		15,219
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	21,657		16,727
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	20,824		16,737
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	19,853		17,299
Puerto Rico, GO, Ser. A1	5.25	7/1/2023	11,086		11,135
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	22,111		22,430
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	21,911		22,442
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	21,555		22,095
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	20,936		21,506
Puerto Rico, Notes	0.00	11/1/2043	130,816	[e]	59,685
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. ZZ	5.25	7/1/2028	2,500,000	[h]	1,843,750
				7,251,341
Utah - .4%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2031	2,400,000		2,524,355
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2030	2,000,000		2,109,666
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2029	2,500,000		2,638,290
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2030	215,000		242,692
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2031	235,000		267,467
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2028	225,000		247,697
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2029	200,000		223,375
				8,253,542

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Vermont - .6%
University of Vermont & State Agricultural College, Revenue Bonds, Refunding	5.00	10/1/2040	740,000		772,287
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Refunding (University of Vermont Medical Center Obligated Group) Ser. A	5.00	12/1/2032	10,000,000		10,501,527
				11,273,814
Washington - 2.9%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Green Bond) Ser. S1	3.00	11/1/2036	10,000,000		8,811,330
Energy Northwest, Revenue Bonds, Refunding (Columbia Generating Station) Ser. A	5.00	7/1/2036	12,395,000		14,148,536
Port of Seattle, Revenue Bonds, Refunding	5.00	8/1/2028	5,000,000		5,376,008
Port of Seattle, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2030	2,800,000		3,041,213
Port of Seattle, Revenue Bonds, Ser. A	5.00	4/1/2030	2,840,000		2,939,725
Port of Seattle, Revenue Bonds, Ser. A	5.00	5/1/2026	5,000,000		5,274,459
Washington Health Care Facilities Authority, Revenue Bonds, Refunding	3.00	12/1/2035	445,000	[f]	385,502
Washington Health Care Facilities Authority, Revenue Bonds, Refunding	3.00	12/1/2034	435,000	[f]	385,653
Washington Health Care Facilities Authority, Revenue Bonds, Refunding	5.00	3/1/2038	4,500,000		4,564,536
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. B	5.00	10/1/2032	2,500,000		2,701,824
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2027	2,175,000		2,292,106
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2026	2,000,000		2,087,327
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2025	1,700,000		1,756,427

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Washington - 2.9% (continued)
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2031	790,000	868,397
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2027	500,000	535,542
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2032	500,000	548,175
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2029	500,000	547,735
				56,264,495
Wisconsin - .5%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group)	5.00	7/1/2027	7,750,000	[a] 8,204,396
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2030	1,000,000	1,024,837
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2031	1,000,000	1,024,527
				10,253,760
Total Long-Term Municipal Investments (cost $1,962,953,398)			1,879,506,168

Short-Term Municipal Investments - .1%
New York - .1%
New York City, GO, Ser. I2 (cost $750,000)	1.00	3/1/2040	750,000	[e] 750,000
Total Investments (cost $1,963,703,398)			97.7%	1,880,256,168
Cash and Receivables (Net)			2.3%	44,874,771
Net Assets			100.0%	1,925,130,939

GO—General Obligation

LIBOR—London Interbank Offered Rate

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

f Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, these securities were valued at $18,805,695 or .98% of net assets.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

g Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of November 30, 2022.

h Non-income producing—security in default.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon National Intermediate Municipal Bond Fund

November 30, 2022 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury Ultra Long Bond	73	3/22/2023	9,789,648	9,948,531	(158,883)
Ultra 10 Year U.S. Treasury Notes	660	3/22/2023	78,122,603	78,973,125	(850,522)
Gross Unrealized Depreciation				(1,009,405)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund

November 30, 2022 (Unaudited)

The following is a summary of the inputs used as of November 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	1,880,256,168	-	1,880,256,168
Liabilities ($)
Other Financial Instruments:
Futures††	(1,009,405)	-	-	(1,009,405)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust's Board of Trustees (the "Board") has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2022, accumulated net unrealized depreciation on investments was $83,447,230, consisting of $11,101,501 gross unrealized appreciation and $94,548,731 gross unrealized depreciation.

At November 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.